Trade and Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Non-trade payables	₩ 4,981,300	₩ 4,378,445
Accrued expenses	1,234,023	1,037,616
Operating deposits	818,603	814,613
Others	212,823	212,381
Less: non-current	(1,064,099)	(1,338,781)
Current	₩ 6,182,650	₩ 5,104,274